Accrued Expenses And Other Payables - Schedule Of Accrued Expenses And Other Payables (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll and welfare benefits	¥ 31,553	¥ 30,054
Contingent consideration payables for a business combination	18,862	19,309
Government subsidies received on behalf of certain teachers and students	2,511	5,781
Other tax payables	15,613	11,614
Deposits received	18,278	6,396
Accrued service fees	4,263	1,040
Accrued utilities fees	1,245	1,094
Others	8,535	5,989
Accrued expenses and other payables	100,860	81,277
- Current portion	91,253	77,591
- Non-current portion	¥ 9,607	¥ 3,686